Revenue (Tables)	12 Months Ended
Jan. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Customers That Represent 10% or More of the Company's Total Revenue	The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended January 31,
	2022	2021
Customer A	*	10%
Customer B	11%	*
Customer C	10%	*

	21%	10%

* - less than 10%

Schedule of Deferred Costs
The Company defers contract fulfillment costs that includes appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2020	$3,080
Cost of revenue recognized	(1,151)
Costs deferred	876

Balance at January 31, 2021	2,805

Balance at February 1, 2021	2,805
Cost of revenue recognized	(2,095)
Costs deferred	3,899
Foreign exchange	(5)

Balance at January 31, 2022	$4,604

Schedule of Deferred Revenue
The balance in deferred revenue is as follows:

Balance at February 1, 2020	$20,312
Revenue recognized	(25,271)
Revenue deferred	38,940
Foreign exchange	63

Balance at January 31, 2021	34,044

Balance at February 1, 2021	34,044
Revenue recognized	(29,133)
Revenue deferred	28,663
Foreign exchange	(8)

Balance at January 31, 2022	$33,566

Schedule of Company's Recognition of Revenue	The Company’s recognition of revenue in the future thereon will be in:

Years Ending January 31,
2023	$16,049
2024	9,771
2025	5,852
2026	1,894

$33,566